Unconsolidated Real Estate Joint Ventures (Unaudited Condensed Financial Information) (Details) - USD ($) $ in Thousands		3 Months Ended								12 Months Ended
		Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Debt		$ 1,981,920				$ 1,629,750				$ 1,981,920	$ 1,629,750
Note payable to EPR		0				0				0	0
Net income		$ 52,750	$ 50,195	$ 48,766	$ 42,821	$ 52,635	$ 42,705	$ 40,760	$ 43,533	$ 194,532	$ 179,633	$ 180,226
Atlantic-EPR I and II [Member]
Rental properties, net												44,644
Cash												512
Partners' equity												18,372
Rental revenue												4,373
Net income												1,430
Atlantic EPR II Member
Note payable to EPR	[1]											11,796
Atlantic Epr I Member
Note payable to EPR	[1]											$ 21,293

[1]	Atlantic-EPR I and Atlantic-EPR II mortgage notes payable to the Company were settled with the Company's acquisition of Atlantic's interests in each of these joint ventures on October 8, 2013.